Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2018	2019
Bunkers	1,082,384	1,112,667
Lubricants	1,264,339	1,335,036

Total	2,346,723	2,447,703